Property, plant and equipment (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	10,410	10,180
Office equipment and furniture	2,320	2,320
Computer equipment and licences	558	488
Total property, plant and equipment gross	13,288	12,988

Accumulated depreciation for:
Machinery & equipment	(9,985)	(9,928)
Office equipment and furniture	(2,028)	(1,706)
Computer equipment and licences	(493)	(468)
Total accumulated depreciation	(12,506)	(12,102)
Total property, plant and equipment, net	782	886
Depreciation charge for the year	404	1,532

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2021	2020
Machinery & equipment	10,180	10,203
Office equipment and furniture	2,320	2,320
Computer equipment and licences	488	472
Total property, plant and equipment gross	12,988	12,995

Accumulated depreciation for:
Machinery & equipment	(9,928)	(8,733)
Office equipment and furniture	(1,706)	(1,382)
Computer equipment and licences	(468)	(454)
Total accumulated depreciation	(12,102)	(10,569)
Total property, plant and equipment, net	886	2,426
Depreciation charge for the year	1,532	2,243